SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2013
SELECTED STATEMENTS OF INCOME DATA [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 20 -        SELECTED STATEMENTS OF INCOME DATA

	Year ended December 31,
	2013	2012	2011
Financial income (expenses), net (*):

Financial income:
Foreign currency gains	$661	$1,294	$1,108
Derivatives	27	399	352
Tax refund	95	53	71
Interest on cash equivalents, short-term bank deposits and others	114	242	172

	897	1,988	1,703

Financial expenses (*):
Bank charges	(77)	(71)	(74)
Interest on short-term loans	(18)	(98)	(98)
Interest on long-term loans	(66)	(120)	(148)
Foreign currency losses	(786)	(1,376)	(1,149)
Derivatives	-	(321)	(642)
Others	-	(108)	(12)
	(947)	(2,094)	(2,123)

	$(50)	$(106)	$(420)

(*) Excluding discontinued operations for each of the years ended on December 31, 2013, 2012 and 2011.